Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Net Income and Total Assets	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	March 31, 2025	December 31, 2024
Marketable Securities held in trust account	$237,656,449	$235,193,585
Cash	$517,160	$668,089
For the Three Months Ended March 31, 2025
Net income	$689,999
General and administrative expenses	$1,103,133
Interest earned on marketable securities held in Trust Account	$2,462,864
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
December 31, 2024
Trust Account	$235,193,585
Cash	$668,089
December 31, 2024
Net income (loss)	$3,408,788
General and administrative expenses	$634,797
Interest earned on marketable securities held in Trust Account	$4,043,585